Debt (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 119,452		$ 113,557		$ 1,016
Less deferred financing costs	1,270		1,743		26
Less current maturities1	125	[1]	125	[1]	208
Long-term portion	118,057		111,689		782
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Total debt	118,542		112,793
Other
Debt Instrument [Line Items]
Total debt	$ 910		$ 764		$ 1,016

[1]	Current maturities of debt are recorded within other current liabilities on the condensed consolidated balance sheets.